Other receivables (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2021
Other receivables
Escrow deposit for IPO guarantee	$ 150,001	$ 150,001
Amount due from third parties		36,324
Redemption of fund	5,563,191
Total	5,713,192	$ 186,325
Investment in Financial assets held for trading	$ 8,000,000